Additional financial information to consolidated statements of financial position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Additional financial information to consolidated statements of financial position [abstract]
Net current liabilities	¥ 107,413	¥ 93,230
Total assets less current liabilities	¥ 240,639	¥ 184,643